Shareholder Fees - ETF - Ultra-Short-Term Bond ETF - ETF Shares	Apr. 05, 2021 USD ($)
Shareholder Fees:
Transaction Fee on Purchases and Sales	none
Transaction Fee on Reinvested Dividends	none